SUPPLEMENT DATED AUGUST 27, 2019
TO

PROSPECTUSES DATED APRIL 30, 2019
FOR MASTERS CHOICE, MASTERS EXTRA,
MASTERS FLEX, MASTERS CHOICE II
AND MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS EXTRA II
AND MASTERS I SHARE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement supersedes and replaces the supplement dated August 14, 2019.

Effective October 1, 2019, the name of the following investment option will change:

Current Name	New Name

PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Managed Asset Allocation Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.